Subsequent event	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Subsequent event

NOTE 10. SUBSEQUENT EVENTS

Management of the Company evaluated events that have occurred after the balance sheet date through the date the financial statements were issued. Based upon the review, management did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements.

Rubicon Technologies L L C [Member] | Rubicon [Member]
Subsequent event		Note 18—Subsequent events Subsequent events have been evaluated through April 8, 2022, the date these financial statements were available to be issued.